Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Research and development expenses		$ (2,102)	$ (2,503)
General and administrative expenses		(1,345)	(2,189)
Operating loss		(3,447)	(4,692)
Financing expenses, net		(116)	(17)
Net loss and comprehensive loss		$ (3,563)	$ (4,709)
Basic net loss per share (in Dollars per share)	[1]	$ (2.1)	$ (3.7)
Diluted net loss per share (in Dollars per share)	[1]	$ (2.1)	$ (3.7)
Weighted average number of shares outstanding used in computing basic net loss per share (in Shares)	[1]	1,731,255	1,270,132
Weighted average number of shares outstanding used in computing diluted net loss per share (in Shares)	[1]	1,731,255	1,270,132

[1]	After giving effect to the reverse share splits, see also note 5.